Note 9 - Property and Equipment, Net - Summary of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Land	$ 2,510	$ 2,510
Buildings	6,066	6,066
Equipment	19,350	19,186
Furniture and fixtures	705	751
Leasehold improvements	2,541	2,182
Transportation equipment	655	664
Property leased to others	4,242	4,141
Operating Lease, Right-of-Use Asset	3,699
Property, Plant and Equipment, Gross, Ending Balance	39,768	35,500
Buildings	2,088	1,947
Equipment	17,387	18,014
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment, Ending Balance	24,277	23,712
Property and equipment pending for inspection	60	1,926
Total	15,551	13,714	$ 13,755
Furniture and Fixtures [Member]
Accumulated depreciation	633	735
Leasehold Improvements [Member]
Accumulated depreciation	2,117	2,064
Transportation Equipment [Member]
Accumulated depreciation	565	537
Property Leased to Others [Member]
Accumulated depreciation	530	415
ROU Assets [Member]
Accumulated depreciation	$ 957